Leases - Narrative (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Leases [Abstract]
Operating lease right-of-use assets	$ 28,319	$ 30,000
Minimum lease liabilities	29,415	$ 31,000
Lease liabilities, recorded within other current liabilities	6,931
Lease liabilities, recorded within other liabilities	$ 22,484
Weighted average minimum lease term	2 years 8 months 12 days
Weighted average discount rate	4.77%